UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street Suite 2, Omaha. NE 68130

(Address of principal executive offices)(Zip code)

James Ash, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

3/31

Date of reporting period: 9/30/12

Item 1.  Reports to Stockholders.

Tatro Capital Tactical Appreciation Fund

Ticker Symbol: TCTNX

Semi-Annual Report

September 30, 2012

Investor Information: 1-877-395-5941

www.TCFunds.com

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of Tatro Capital Tactical Appreciation Fund.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC

Member FINRA

Tatro Capital Tactical Appreciation Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2012
Shares		Value

	COMMON STOCKS - 54.41%
	BANKS - 2.91%
12,872	Wells Fargo & Co.	$ 444,470

	BUILDING MATERIALS - 3.00%
30,395	Masco Corp.	457,445

	CHEMICALS - 5.30%
3,372	Agrium, Inc.	348,867
5,076	Mosanto Co.	462,018
		810,885
	COMMERCIAL SERVICES - 5.01%
40,000	Great Lakes Dredge & Dock Corp.	308,000
18,554	Quanta Services, Inc.*	458,284
		766,284
	COMPUTERS - 2.82%
27,899	Mentor Graphics Corp.*	431,877

	DIVERSIFIED FINANCIAL SERVICES - 2.91%
3,335	IntercontinentalExchange, Inc.*	444,922

	ELECTRONICS - 1.71%
6,800	Agilent Technologies, Inc.	261,460

	ENGINEERING & CONSTRUCTION - 2.92%
22,702	MasTec, Inc.*	447,229

	GAS - 3.06%
14,756	UGI Corp.	468,503

	INTERNET - 0.40%
50	Google, Inc. - Class A*	37,725
10,000	Sify Technologies Ltd.- ADR*	23,000
		60,725
	LODGING - 2.91%
11,393	Marriott International, Inc.	445,466

	METAL FABRICATE & HARDWARE - 0.38%
20,000	Cleantech Solutions International, Inc.*	58,800

	MISCELLANEOUS MANUFACTURER - 1.45%
5,000	Pentair Ltd.*	222,550

	OIL & GAS - 10.36%
5,751	Continental Resources, Inc.*	442,252
6,859	Diamond Offshore Drilling, Inc.	451,391
2,581	Exxon Mobile Corp.	236,032
53,165	Vaalco Energy, Inc.*	454,561
		1,584,236
	PHARMACEUTICALS - 2.95%
6,545	Johnson & Johnson	451,016

	SEMICONDUCTORS - 0.52%
5,000	ChipMOS TECHNOLOGIES Bermuda Ltd.	79,250

	SOFTWARE - 5.80%
17,194	CA, Inc.	443,003
4,593	VMware, Inc. - Class A*	444,327
		887,330

	TOTAL COMMON STOCKS (Cost - $8,297,050)	8,322,448

The accompanying notes are an integral part of these financial statements.
Tatro Capital Tactical Appreciation Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2012
Shares		Value

	EXCHANGE TRADED FUNDS - 38.39%
	EQUITY FUNDS - 38.39%
100,000	ProShares Short QQQ*	2,463,000
100,000	ProShares Short S&P 500*	3,408,000
		5,871,000

	TOTAL EXCHANGE TRADED FUNDS (Cost - $5,812,650)	5,871,000

	SHORT-TERM INVESTMENTS - 4.07%
	MONEY MARKET FUND - 4.07%
622,204	Dreyfus Treasury Prime Cash Management, 0.00%+	622,204

	TOTAL SHORT-TERM INVESTMENTS (Cost- $622,204)	622,204

	TOTAL INVESTMENTS - 96.87% (Cost - $14,731,904) (a)	$ 14,815,652
	OTHER ASSETS LESS LIABILITIES - 3.13%	479,374
	NET ASSETS - 100.00%	$ 15,295,026

* Non-income producing security.
+ Money market fund; interest rate reflects the seven-day effective yield on September 30, 2012.

(a) Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost		$ 166,007
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value		(82,259)
Net unrealized appreciation		$ 83,748

The accompanying notes are an integral part of these financial statements.

Tatro Capital Tactical Appreciation Fund
STATEMENT OF ASSETS AND LIABILITIES
September 30, 2012 (Unaudited)

Assets:
Investments in Securities at Market Value (identified cost $14,731,904)	$ 14,815,652
Receivable for Fund Shares Sold	25,000
Dividends and Interest Receivable	2,692
Receivable for Securities Sold	2,772,403
Due from Investment Adviser	1,503
Prepaid Expenses and Other Assets	1,786
Total Assets	17,619,036

Liabilities:
Payable for Securities Purchased	2,285,495
Payable to Other Affiliates	6,041
Accured Distribution Fees	2,464
Accrued Expenses and Other Liabilities	30,010
Total Liabilities	2,324,010

Net Assets (Unlimited shares of no par value interest authorized;	$ 15,295,026
1,627,746 shares outstanding)

Investor Class Shares:
Net Asset Value, Offering and Redemption Price Per Share
($15,295,026 / 1,627,746) shares of beneficial interest outstanding)	$ 9.40

Composition of Net Assets:
At September 30, 2012, Net Assets consisted of:
Paid-in-Capital	$ 16,391,886
Accumulated Net Investment Loss	(358,376)
Accumulated Net Realized Loss From Security Transactions	(822,232)
Net Unrealized Appreciation on Investments	83,748
Net Assets	$ 15,295,026

The accompanying notes are an integral part of these financial statements.

Tatro Capital Tactical Appreciation Fund
STATEMENT OF OPERATIONS (Unaudited)
September 30, 2012 (Unaudited)

Investment Income:
Dividend Income	$ 17,848
Interest Income	764
Total Investment Income	18,612

Expenses:
Investment Advisory Fees	83,205
Distribution Fees	20,801
Administration Fees	35,704
Professional Fees	14,922
Registration & Filing Fees	14,876
Transfer Agent Fees	10,911
Interest Expense	9,188
Legal Fees	7,439
Printing Expense	4,960
Custody Fees	4,215
Short Dividend Expense	3,900
Trustees' Fees	2,480
Insurance Expense	1,984
Miscellaneous Expenses	992
Total Expenses	215,577
Less: Expenses Reimbursed by Advisor	(65,516)
Net Expenses	150,061
Net Investment Loss	(131,449)

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Loss from:
Investments	(1,351,172)
Purchased Options	(12,806)
Securities Sold Short	(23)
Total Net Realized Loss on Investments	(1,364,001)

Net Change in Unrealized Appreciation (Depreciation) of:
Investments	77,365
Total Net Change in Unrealized Appreciation	77,365

Net Realized and Unrealized Loss on Investments	(1,286,636)

Net Decrease in Net Assets Resulting From Operations	$ (1,418,085)

The accompanying notes are an integral part of these financial statements.

Tatro Capital Tactical Appreciation Fund
STATEMENTS OF CHANGES IN NET ASSETS
September 30, 2012

	For the Period
	Ended	For the Period
	September 30, 2012	Ended
	( Unaudited )	3/31/2012 *
Operations:
Net Investment Loss	$ (131,449)	$ (226,927)
Net Realized Gain (Loss) on Investments	(1,364,001)	554,749
Net Change in Unrealized Appreciation (Depreciation) on Investments	77,365	6,383
Net Increase (Decrease) in Net Assets
Resulting From Operations	(1,418,085)	334,205

Distributions to Shareholders From:
Realized Gains ($0.01 per share)	-	(12,980)

Capital Share Transactions:
Proceeds from Shares Issued (600,967 and 2,563,151 shares, respectively)	5,787,403	25,534,857
Distributions Reinvested (0 and 1,277 shares, respectively)	-	12,961
Cost of Shares Redeemed (1,127,658 and 409,991 shares, respectively)	(10,832,211)	(4,111,124)
Total Capital Share Transactions	(5,044,808)	21,436,694

Total Increase in Net Assets	(6,462,893)	21,757,919

Net Assets:
Beginning of Period	21,757,919	-
End of Period (including accumulated net investment
loss of $358,376 and $78,663, respectively)	$ 15,295,026	$ 21,757,919

* The Fund commenced operations on May 6, 2011.

The accompanying notes are an integral part of these financial statements.

Tatro Capital Tactical Appreciation Fund
FINANCIAL HIGHLIGHTS
The table below sets forth financial data for one share of capital stock outstanding throughout the period presented. (a)

	For the Period
	Ended		For the Period
	September 30,2012		Ended
	(Unaudited)		3/31/2012 *

Net Asset Value, Beginning of Period	$ 10.10		$ 10.00
Loss From Operations:
Net investment loss (a)	(0.08)		(0.13)
Net gain from securities
(both realized and unrealized)	(0.62)		0.24
Total from operations	(0.70)		0.11

Distributions to shareholders from
net realized gains	-		(0.01)

Net Asset Value, End of Period	$ 9.40		$ 10.10

Total Return (b)	(6.93)%		1.06%	(d)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 15,295		$ 21,758
Ratio of expenses to average net assets, (e)
before reimbursement	2.59%	(c)	2.28%	(c)
net of reimbursement	1.80%	(c)	1.70%	(c)
Ratio of expenses to average net assets (excluding dividend and interest expense), (e)
before reimbursement	2.43%	(c)	2.23%	(c)
net of reimbursement	1.65%	(c)	1.65%	(c)
Ratio of net investment loss to average net assets (e)	(1.58)%	(c)	(1.40)%	(c)
Portfolio turnover rate	2986%	(c)	4980%	(c)
__________
*Commencement of Operations is May 6, 2011.
(a) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.
(c) Annualized.
(d) Not annualized.
(e) Does not include expenses of investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Tatro Capital Tactical Appreciation Fund

NOTES TO FINANCIAL STATEMENTS

September 30, 2012 (Unaudited)

1.

ORGANIZATION

Tatro Capital Tactical Appreciation Fund (the “Fund”), is a series of shares of beneficial interest of the Northern Lights Fund Trust (the “Trust”), a Delaware statutory trust organized on January 19, 2005.  The Fund is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a non-diversified, open-end management investment company.  The investment objective of the Fund is growth of capital.

Tatro Capital Tactical Appreciation Fund was organized originally as a limited liability company in July 2007.  Effective as of the close of business on May 5, 2011, the predecessor company was reorganized into a Delaware statutory trust as a registered investment company.  Tatro Capital Tactical Appreciation Fund commenced operations on May 6, 2011 with a contribution of assets and liabilities, including securities-in-kind from the predecessor limited liability company.

The Fund currently offers Investor Class shares which are offered at net asset value.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – The Fund’s securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued.  In the absence of a sale on the primary exchange, such securities shall be valued at the last bid on the primary exchange.  NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Underlying open-end funds are valued at their respective net asset values as reported by such investment companies.  The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

Tatro Capital Tactical Appreciation Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2012 (Unaudited)

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of September 30, 2012 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 8,322,448	$ -	$ -	$ 8,332,448
Exchange Traded Funds	5,871,000	-	-	5,871,000
Short-Term Investment	622,204	-	-	622,204
Total	$ 14,815,652	-	$ -	$ 14,815,652

         *Please refer to the Portfolio of Investments for Industry Classification.

          The Fund did not hold any Level 3 securities during the period.

             There were no transfers into or out of Level 1 and Level 2 during the current period presented.

             It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Option Transactions – The Fund is subject to equity risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk.  When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As the writer of an option, the Fund has no control

Tatro Capital Tactical Appreciation Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2012 (Unaudited)

over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in price of the security underlying the written option.

The Fund may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.  With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Short Sales – A "short sale" is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline.  The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date.  If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, unlimited in size.  Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  Therefore, no provision for Federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on returns filed for the open tax year 2012. The Fund identifies its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid at least annually and are recorded on the ex-dividend date.   The Fund will declare and pay net realized capital gains, if any, annually.  The character of income and gains to be distributed is determined in accordance with Federal income tax regulations, which may differ from GAAP.  These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature.  To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require classification.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Tatro Capital Tactical Appreciation Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2012 (Unaudited)

3.

ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

The business activities of the Fund are supervised under the direction of the Board, which is responsible for the overall management of the Fund.   Tatro Capital, LLC serves as the Fund’s Investment Adviser (the “Adviser”).  The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Investment Advisory Agreement with the Fund, the Adviser, with the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the average daily net assets of the Fund.  For the period ended September 30, 2012, the Adviser earned advisory fees of $83,205.

The Adviser has contractually agreed to waive all or part of its management fees and/or make payments to limit Fund expenses (including offering costs but exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation) at least until July 31, 2013, so that the total annual operating expenses of the Fund do not exceed 1.65% of the Fund’s average daily net assets.  Waivers and expense payments may be recouped by the Adviser from the Fund, to the extent that overall expenses fall below the expense limitation, within three years of when the amounts were waived or reimbursed.  During the period ended September 30, 2012, the Adviser waived fees and reimbursed expenses of $65,516 all of which is subject to recapture by the Adviser until March 31, 2015.

Distributor – The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of the average daily net assets and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Adviser.  The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred.  For the period ended September 30, 2012, the Fund incurred distribution fees of $20,801.

Trustees- - Effective April 1, 2012, with the approval of the Board, the Funds each pay a pro rata share of a total fee of $21,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. Previously, the Funds paid their pro rata share of a total fee of $17,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. The Funds pay the chairperson of the Audit committee and the Lead Independent Trustee a pro rata share of an additional $2,000 per quarter. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting, transfer agency and custody administration services to the Fund.    GFS provides a Principal Executive Officer and a Principal Financial Officer to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Northern Lights Compliance Services, LLC  (“NLCS”) - NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Gemcom, LLC (“Gemcom”) - Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.   For the provision of these services, Gemcom receives customary fees from the Fund.

Tatro Capital Tactical Appreciation Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2012 (Unaudited)

4.

INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than U.S. Government securities and short-term investments, for the period ended September 30, 2012 amounted to $208,463,361 and $203,761,041, respectively.

5.   DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENT OF CAPITAL

The tax character of distributions for the period ended was as follows:

Fiscal Period Ended
March 31, 2012
Ordinary Income	$ 12,980
$ 12,980

As of March 31, 2012, the components of distributable earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October	Capital Loss	Unrealized	Total
Ordinary	Long-Term	& Late Year	Carry	Appreciation/	Accumulated
Income	Gains	Losses	Forwards	Depreciation	Earnings/(Deficits)
$ 377,966	$ 1,299	$ (78,663)	$ -	$ (649)	$ 299,953

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed ordinary income and accumulated net realized gain from security transactions is primarily attributable to the tax deferral of losses on wash sales and late year losses and the tax treatment of short-term capital gains.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Fund incurred and elected to defer such late year losses of $78,663.

Permanent book and tax differences are primarily attributable to differences in book/tax treatment of foreign currency gain/(loss) and short-term capital gains; adjustments for partnerships, passive foreign investment companies and grantor trusts; and the adjustment for tax gain/loss due to the Fund’s conversion from a hedge fund, resulted in reclassification for the year ended March 31, 2012 as follows:

Paid in	Accumulated Net	Accumulated Net Realized
Capital	Investment Loss	Gain from Security Transactions
$ 21,272	$ 148,264	$ (169,536)

6.

NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.

Tatro Capital Tactical Appreciation Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2012 (Unaudited)

  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact this amendment may have on the Fund’s financial statements.

7.

SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.   Management has determined that there were no subsequent events to report through the issuance of these financial statements.

Tatro Capital Tactical Appreciation Fund

DISCLOSURE OF FUND EXPENSES (Unaudited)

September 30, 2012 (Unaudited)

As a shareholder of the Fund you incur ongoing costs, including management fees, distribution and/or service (12b-1 fees) fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses:  The first line of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (4/1/12)	Ending Account Value (9/30/12)	Expenses Paid During Period* (4/1/12 to 9/30/12)
Actual	$1,000.00	$957.45	$8.01
Hypothetical (5% return before expenses)	$1,000.00	$1,016.61	$8.25

 *Expenses Paid During Period are equal to the Fund’s annualized expense ratio of 1.65%, multiplied by the average account value over the period, multiplied by 181 days and divided by 365 (to reflect the number of days in the six month period ended September 30, 2012).

Approval of Advisory Agreement –Tatro Capital Tactical Appreciation Fund

In connection with a regular meeting held on December 13, 2010 the Board of Trustees (the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between Tatro Capital, LLC (the “Adviser”) and the Trust, on behalf of Tatro Capital Tactical Appreciation Fund (the “Fund”). In considering the proposed Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement. These materials included: (a) information on the investment performance of a composite the Adviser’s separately managed accounts and appropriate indices with respect to the composite; (b) Portfolio’s overall fees and operating expenses compared with similar mutual funds; (c) the overall organization of the Adviser; and (d) the financial condition of the Adviser.

In their consideration of the proposed Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and the following summary does not detail all the matters considered. Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Advisory Agreement include the following:

Nature, Extent and Quality of Services.  A presentation was given by representatives of the Adviser regarding the Fund’s investment objective and investment strategies.  The Trustees then discussed the nature of the Adviser’s operations, the quality of the Adviser’s compliance infrastructure and the experience of its Fund management personnel. The Board then reviewed the capitalization of the Fund’s Adviser based on financial statements provided by the Adviser in the Board materials and concluded that the Fund’s Adviser has sufficient financial resources to meet its obligations to the Trust. The Trustees concluded that the Adviser has the ability to provide a level of service consistent with the Board’s expectations.

 Performance.  Because the Fund has not yet commenced operations, the Trustees could not consider its investment performance of the Fund.  However, the Board, including the Independent Trustees, considered the Adviser’s past performance managing hedge funds.  The Board concluded that the Adviser’s has potential to deliver favorable performance.

 Fees and Expenses.  The Board noted that the Adviser would charge a 1.00% annual advisory fee based on the average net assets of the Fund.  The Trustees concluded that the Fund’s advisory fee, as well as its overall expense ratio, was acceptable in light of the quality of the services the Fund expects to receive from the Adviser and the level of fees paid by a peer group of other similarly managed mutual funds.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Fund and whether there is potential for realization of any further economies of scale.  It was the consensus of the Board that based on the anticipated size of Fund for the initial two years of its Advisory Agreement, economies of scale was not a relevant consideration.

 Profitability.  The Board, including the Independent Trustees, considered the anticipated profits to be realized by the Adviser in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund. They also considered the profits to be realized by the Adviser from other activities related to the Fund. The Trustees concluded that because of the Fund’s expense limitation agreement and its expected asset levels, they were satisfied that the Adviser’s level of profitability from its relationship with the Fund would not be excessive.

 Conclusion. Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the proposed Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is fair and reasonable and that approval of the Advisory Agreement is in the best interests of each Trust and the shareholders of the Fund.

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

Rev. August 2011

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust does not jointly market.

How to Obtain Proxy Voting Information

Information regarding how the Fund votes proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-877-395-5941 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-877-395-5941.

Investment Adviser

Tatro Capital, LLC

104 Richmond Ave

Nicholasville, KY 40356

Administrator

Gemini Fund Services, LLC

450 Wireless Boulevard

Hauppauge, NY 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.

 (a) The Registrant’s board of trustees has determined that Anthony J. Hertl is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Hertl is independent for purposes of this Item

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/Andrew Rogers

       Andrew B. Rogers, President

Date

12/7/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Andrew Rogers

        Andrew B. Rogers, President

Date

12/7/12

By (Signature and Title)

/s/Kevin Wolf

       Kevin Wolf, Treasurer

Date

12/7/12